Financial Assets - Schedule of Financial Asset Relates to Transactions (Details) - COP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Asset Relates to Transactions [Line Items]
Hedged item	liability
Rateo f hedged item	EUR / COP
Notional amount	$ 900
Forward [Member]
Schedule of Financial Asset Relates to Transactions [Line Items]
Nature of risk hedged	Exchange rate	Interest rate
Hedged item	Foreign currency	Loans and borrowings
Rateo f hedged item	USD / COP
Notional amount	$ 30,477
Fair value	$ 4,469,000	$ 2,378,000
Amount hedged		$ 120,916,000
Bottom of range [member]
Schedule of Financial Asset Relates to Transactions [Line Items]
Average rates for hedged instruments	1.00%
Bottom of range [member] | Forward [Member]
Schedule of Financial Asset Relates to Transactions [Line Items]
Average rates for hedged instruments	1.00%	9.012%
Top of range [member]
Schedule of Financial Asset Relates to Transactions [Line Items]
Average rates for hedged instruments	4580.67%
Top of range [member] | Forward [Member]
Schedule of Financial Asset Relates to Transactions [Line Items]
Rateo f hedged item		IBR 3M
Average rates for hedged instruments	4409.15%